Cover	Dec. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2023
Entity File Number	0-53029
Entity Registrant Name	C-Bond Systems, Inc.
Entity Central Index Key	0001421636
Entity Tax Identification Number	26-1315585
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6035 South Loop East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77033
City Area Code	832
Local Phone Number	649-5658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false